BORROWINGS FROM FINANCIAL INSTITUTIONS	12 Months Ended
Dec. 31, 2017
Borrowings From Financial Institutions
BORROWINGS FROM FINANCIAL INSTITUTIONS

NOTE 17 BORROWINGS FROM FINANCIAL INSTITUTIONS

As of December 31, 2017 and 2016, borrowings from financial institutions included the following:

	As of December 31,
	2017	2016
	MCh$	MCh$
Loans obtained from local financial institutions	21,958	—
Subtotal	21,958	—
Loans obtained from foreign financial institutions
Standard Chartered Bank	140,397	139,702
Kookmin Bank of New York	12,324	—
Multibank Inc	9,222	—
Bank of Taiwan (L.A. Branch)	4,965	—
Bayern Landesbank	11,245	—
China Construction Bank	14,133	—
Corp. Financiera de Desarrollo S.A (Cofide)	10,407	—
Export Develpment Canada	30,724	—
Interfondos S.A Sociedad Admin de fondos	19,906	—
Land Bank of Taiwan, (N.Y. Branch)	6,206	—
Shanghai Commercial & Savings Bank	6,145	—
The Export-IM Apple Bank for Saving	6,145	—
Commerzbank AG	89,274	83,876
Wells Fargo Bank, N.A.	157,029	281,670
Corporacion Interamericana de Inversiones USA	—	2,981
Citibank N.A.	168,232	113,450
Findeter S.A - Financiera del Desarrollo Territorial	49,528	61,763
Sumitomo Mitsui Banking Corporation	145,156	144,536
Bancoldex S.A - Banco de Comercio Exterior de Colombia S.A	100,834	51,327
Bank of America, N.A.	248,514	200,430
Bank of Montreal	42,836	79,088
Wachovia Bank N.A.	—	5
Corporacion Andina de Fomento	30,724	33,170
Bank of Nova Scotia	65,442	15,018
IFC Corp Financiera Internacional	187,507	133,962
Cobank CB	9,108	40,182
Scotiabank Canada	—	30,141
Banco Crédito del Peru	31,031	59,444
HSBC USA	15,362	26,792
Deg Deutsche Investitions	21,410	12,057
Ing Bank NV	16,965	10,019
Bank of China lt	4,609	5,024
KFW Ipex Bank	—	5,358
Barclays Bank PLC London	—	13,641
Mercantil CA Banco Universal	17,395	16,324
Bankinter SA	—	6,578
Banco de Bogota	4,118	31,690
Taiwan Cooperative Bank	9,384	53,117
Banco República	15,119	121,834
Banque Nationale Du Canada	—	23,443
Mizuho Corporate Bank	39,480	23,443
FONDOS SURA SAF S.A.C.	25,436	11,674
BNP Paribas	39,480	23,443
Banco de la Produccion SA	—	10,163
Banco Latinoamericano de export.	57,132	57,259
Apple Bank for Saving	12,290	13,396
Scotia Fondos Soc. Admin de Fondos S.A.	62,205	26,110
Credicorp capital SASAF	125,706	116,374
Uni Bank & Trust, Inc	4,916	10,049
Bancaribe curacao Bank n.v.	13,831	13,420
BBVA ASSET MGMT CONTL SA SOC ADM FONDOS PERU	39,791	34,262
Others	52,509	43,655
Subtotal	2,174,172	2,179,870
Total	2,196,130	2,179,870

The detail of borrowings from financial institutions by maturity was as follows:

	As of December 31,
	2017	2016
	MCh$	MCh$
Due within 1 year	1,475,588	1,206,576
Due within 1 year but within 2 years	422,911	730,642
Due within 2 years but within 3 years	106,260	5,068
Due within 3 years but within 4 years	15,154	12,887
Due within 4 years but within 5 years	73,536	6,889
Due after 5 years	102,681	217,808
Total	2,196,130	2,179,870